Subsequent Event - Additional Information (Detail) - Changes in tax rates or tax laws enacted or announced [member]	Mar. 12, 2025	Feb. 01, 2025
CN
Disclosure of non-adjusting events after reporting period [line items]
Tariff rate		0.10
CA
Disclosure of non-adjusting events after reporting period [line items]
Tariff rate		0.25
MX
Disclosure of non-adjusting events after reporting period [line items]
Tariff rate		0.25
Steel And Aluminum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Valorem Tariff Rate	25
Energy Product [Member] | CA
Disclosure of non-adjusting events after reporting period [line items]
Tariff rate		0.10